Earnings (Loss) Per Share (Details) - USD ($)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Numerator:
Net (loss) income attributable to common shares		$ 2,938,239	$ (3,269,776)	$ 2,434,463
Denominator:
Weighted average common shares outstanding		14,689,224	13,843,764	11,517,123
Basic (loss) earnings per share attributable to common shares	[1]	$ 0.2	$ (0.24)	$ 0.21
Numerator:
Net (loss) income attributable to common shares for calculating diluted earnings per share		$ 2,938,239	$ (3,269,776)	$ 2,434,463
Denominator:
Weighted average common shares outstanding		14,689,224	13,843,764	11,517,123
Weighted average common shares equivalents:
Effects of dilutive securities
Warrants				119,244
RSUs		$ 3,075
Shares used in computing diluted earnings per share attributable to common shares		14,692,299	13,843,764	11,636,367
Diluted (loss) earnings per share attributable to common shares	[1]	$ 0.2	$ (0.24)	$ 0.21

[1]	The shares and per share data are presented on a retroactive basis to reflect the nominal share issuance (Note 19).